5. Property and Equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Proceeds from disposal of fixed assets	$ 7,882	$ 5,487
Depreciation expense	48,750	$ 83,863
Fixed Assets [Member]
Property, Plant and Equipment [Line Items]
Disposal of fixed assets, net book value	6,000
Proceeds from disposal of fixed assets	8,000
Gain on disposition of assets	$ 2,000